RELATED PARTIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
E2E S.A. One [Member]
Statement [Line Items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Purchases [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96.505.760-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 834	$ 386	$ 51
Purchases [Member] | Abastible S.A. [Member]
Statement [Line Items]
Tax ID No.	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Fuel
Purchases	$ 3,207	2,644	2,113
Purchases [Member] | Copec S.A. [Member]
Statement [Line Items]
Tax ID No.	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Fuel and other
Purchases	$ 92,643	75,166	48,983
Purchases [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79.895.330-3
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction descriptions	Transport, stowage and port services
Purchases	$ 7,643	8,518	17,506
Purchases [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Sodium chlorate
Purchases	$ 41,540	42,318	38,633
Purchases [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
Tax ID No.	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood and chips
Purchases	$ 0	433	4,495
Purchases [Member] | Portaluppi, Guzman y Bezanilla Abogados Ltda.
Statement [Line Items]
Tax ID No.	78.096.080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Legal services
Purchases	$ 851	778	703
Purchases [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Telephone services
Purchases	$ 123	214	229
Purchases [Member] | Colbun Transmision S.A [Member]
Statement [Line Items]
Tax ID No.	76.218.856-2
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 77	514	399
Purchases [Member] | Woodtech S.A. [Member]
Statement [Line Items]
Tax ID No.	76.724.000-7
Nature of Relationship	Indirect associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood volumen measurement services
Purchases	$ 1,012	1,238	1,362
Purchases [Member] | Inversiones Siemel S.A. [Member]
Statement [Line Items]
Tax ID No.	94.082.000-6
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Rentals
Purchases	$ 0	51	279
Purchases [Member] | Via Limpia SpA [Member]
Statement [Line Items]
Tax ID No.	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Other purchases
Purchases	$ 199	199	191
Purchases [Member] | Elemental S.A. [Member]
Statement [Line Items]
Tax ID No.	76.659.730-0
Nature of Relationship	Associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Services and other purchases
Purchases	$ 113	93	364
Purchases [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
Tax ID No.	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Other purchases
Purchases	$ 246	222	242
Sales [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96.505.760-9
Nature of Relationship	Common Stochholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 161	256	149
Sales [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Transaction descriptions	Other sales
Sales	$ 453	56	53
Sales [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99.500.140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 23,539	21,891	16,559
Sales [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
Tax ID No.	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Harvesting services, wood and chips
Sales	$ 0	7,329	21,146
Sales [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
Tax ID No.	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood and chips
Sales	$ 525	9,027	7,849
Sales [Member] | CMPC Tissue S.A. [Member]
Statement [Line Items]
Tax ID No.	96.529.310-8
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pulp
Sales	$ 0	1,127	3,681
Sales [Member] | E2E S.A. One [Member]
Statement [Line Items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood, plywood and boards
Sales	$ 246	355	471
Sales [Member] | Fundacin Educacional Arauco [Member]
Statement [Line Items]
Tax ID No.	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Transaction descriptions	IT and administrative services
Sales	$ 299	139	188
Sales [Member] | EMOAC SpA. [Member]
Statement [Line Items]
Tax ID No.	76.208.888-6
Nature of Relationship	Indirect subsidiary of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 3,272	$ 0	$ 0